Cover	Dec. 12, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 12, 2022
Entity File Number	001-40975
Entity Registrant Name	SEAPORT CALIBRE MATERIALS ACQUISITION CORP.
Entity Central Index Key	0001863428
Entity Tax Identification Number	86-3426874
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	360 Madison Avenue, 20th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	212
Local Phone Number	616-7700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-half of one redeemable warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-half of one redeemable warrant
Trading Symbol	SCMAU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Shares of Class A common stock, included as part of the units
Trading Symbol	SCMA
Security Exchange Name	NASDAQ
Redeemable warrants included as part of the units [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants included as part of the units
Trading Symbol	SCMAW
Security Exchange Name	NASDAQ